Cover	Nov. 20, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 27, 2023, Quadro Acquisition One Corp. filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission. This amendment to Form 8-K supplements the Original Form 8-K with information provided by the Continental Stock Transfer and Trust Company including the per-share redemption price, the aggregate redemption payment and the number of Public Shares (as defined below) remaining after redemptions and includes as Exhibit 3.1 the Charter Amendment (as defined below). Except as described above, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Nov. 20, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40077
Entity Registrant Name	Quadro Acquisition One Corp.
Entity Central Index Key	0001825962
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19715
City Area Code	302
Local Phone Number	738-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Trading Symbol	QDROU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.001 per share
Trading Symbol	QDRO
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50, subject to adjustment
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50, subject to adjustment
Trading Symbol	QDROW
Security Exchange Name	NASDAQ